Vanguard FTSE All-World ex-US Small-Cap Index Fund N-1A Cover	Jan. 31, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
Entity Central Index Key	0000857489
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Prospectus Date	Feb. 28, 2025
Supplement to Prospectus [Text Block]	Vanguard FTSE All-World ex-US Small-Cap ETFSupplement to the Prospectus and Summary Prospectus Dated February 28, 2025As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US Small-Cap ETF (the “Fund”) has reduced its expense ratio. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US Small-Cap ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.04Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard FTSE All-World ex-US Small-Cap Index FundSupplement to the Prospectus and Summary Prospectus Dated February 28, 2025As approved by the Fund’s Board of Trustees, Vanguard FTSE All-World ex-US Small-Cap Index Fund (the “Fund”) has reduced its expense ratio for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE All-World ex-US Small-Cap Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.03Total Annual Fund Operating Expenses0.081The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$8$26$45$103Vanguard FTSE Emerging Markets ETFSupplement to the Prospectus and Summary Prospectus Dated February 28, 2025As approved by the Fund’s Board of Trustees, Vanguard FTSE Emerging Markets ETF (the “Fund”) has reduced its expense ratio. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Emerging Markets ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.04Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Emerging Markets Stock Index FundSupplement to the Prospectus and Summary Prospectus Dated February 28, 2025As approved by the Fund’s Board of Trustees, Vanguard Emerging Markets Stock Index Fund (the “Fund”) has reduced its expense ratios for Institutional Shares and Institutional Plus Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Emerging Markets Stock Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.030.02%12b-1 Distribution FeeNoneNoneOther Expenses0.030.03%Total Annual Fund Operating Expenses0.060.05%1The expense information shown in the table has been restated to reflect current fees.ExamplesThese examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 YearsInstitutional Shares$6$19$34$77Institutional Plus Shares$5$16$28$64